Share Capital (Tables)	3 Months Ended
Mar. 31, 2023
Share Capital [Abstract]
Schedule of stock option activity
	Number of stock options	Weighted Average Exercise Price
Outstanding options, December 31, 2021	414,568	$13.88
Granted	1,145,000	$1.15
Expired/Cancelled	(53,430)	$30.90
Outstanding options, December 31, 2022 and March 31, 2023	1,506,138	$3.53

	Number of RSU’s	Weighted Average Issue Price
Outstanding RSU, December 31, 2021	-	$-
Granted	3,195,000	$1.05
Exercised	(30,000)	$1.10
Outstanding RSU, December 31, 2022 and March 31, 2023	3,165,000	$1.05

	Number of options	Weighted average exercise price
Outstanding agent options, December 31, 2021	445,926	$7.51
Granted	487,283	$2.51
Expired	(1,702)	$20.49
Outstanding agent options, December 31, 2022 and March 31, 2023	931,507	$4.12

	Number of Warrants	Weighted average exercise price
Outstanding, December 31, 2021	5,121,328	$7.64
Granted	29,139,129	$0.94
Expired	(128,386)	$33.47
Outstanding, December 31, 2022	34,132,071	$1.76
Granted	18,042,857	0.20
Exercised	(18,042,857)	0.20
Outstanding, March 31, 2023	34,132,071	$1.47

Schedule residual value to be allocated to common shares and to the warrants
Grant Date	Number of options outstanding	Number of options exercisable	Weighted Average Exercise Price	Expiry date	Remaining contractual life (years)
24-Dec-18	12,896	12,896	$54.00	24-Dec-23	0.63
15-Jan-19	828	828	$54.00	15-Jan-24	0.69
21-Mar-19	12,345	12,345	$59.00	21-Mar-24	0.87
01-Jan-20	2,069	2,069	$54.00	01-Jan-24	0.65
15-Nov-20	95,000	95,000	$6.00	15-Nov-30	7.53
15-Nov-20	161,500	161,500	$6.00	15-Nov-25	2.52
02-Jan-21	57,000	57,000	$11.50	02-Jan-26	2.65
02-Jan-21	5,000	5,000	$11.50	02-Jan-31	7.66
18-Jan-21	14,500	14,500	$11.50	18-Jan-26	2.70
01-Jan-22	20,000	12,500	$4.00	29-Oct-26	3.48
13-Apr-22	795,000	265,000	$1.10	13-Apr-27	3.93
12-Jul-22	330,000	110,000	$1.10	12-Jul-25	2.18
Total	1,506,138	748,638	$3.53		3.51

Grant Date	Number of RSU’s outstanding	Number of RSU’s exercisable	Weighted Average Issue Price
09-Mar-22	2,250,000	1,200,000	$1.03
13-Apr-22	825,000	513,750	$1.10
12-Jul-22	90,000	37,500	$1.10
Outstanding RSU, March 31, 2023	3,165,000	1,751,250	$1.05

Grant Date	Number of options outstanding	Number of options exercisable	Weighted Average Exercise Price	Expiry date	Remaining contractual life (years)

29-Sep-20	113,500	113,500	$6.60	28-Sep-25	2.00
29-Sep-20	266,000	266,000	$6.85	28-Sep-25	2.00
31-Dec-20	64,724	64,724	$11.50	30-Jun-24	1.00
11-Jan-22	434,783	434,783	$2.53	11-Jan-27	4.00
01-Apr-22	52,500	52,500	$2.30	08-Mar-27	4.00
Total	931,507	931,507	$4.12		2.98

Grant Date	Number of Warrants outstanding and exercisable	Exercise Price	Expiry date
29-Sep-20	1,805,585	$6.85	28-Sep-25
31-Dec-20	1,294,500	$11.50	30-Jun-24
11-Jan-22	9,999,999	$2.30	11-Jan-27
12-Oct-22	1,250,000	Cashless	11-Jan-27
12-Oct-22	1,739,130	Cashless	11-Jan-27
19-Jan-23	18,042,857	Cashless	18-Jan-28
Total	34,132,071	$1.47